03026005

1091596

SEC 1972 (6-02) **Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.**

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption state exemption unless such exemption is predicated on the filing of a federal notice.

SEC MAIL PROCESSING SECTION RECEIVED JUN 30 2003 WASH. D.C. 155

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM D

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)

Shares of Common Stock of Cytomedix, Inc. at $1.25 per share

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [X] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [X] New Filing [ ] Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indicate change.)

Cytomedix, Inc.

PROCESSED
JUL 07 2003
THOMSON FINANCIAL

CR

Address of Executive Offices (Number and Street, City, State, Zip Code)
Telephone Number (Including Area Code)

1523 S. Bowman Rd., Suite A, Little Rock, Arkansas 72211
(501) 219-2111

Address of Principal Business Operations (Number and Street, City, State, Zip Code)
Telephone Number (Including Area Code)
(if different from Executive Offices) **(same)**

Brief Description of Business

Cytomedix, Inc. develops, produces, licenses, and distributes autologous cellular therapies (*i.e.*, therapies using the patient's own body products), including Cytomedix's proprietary platelet rich plasma gel "AutoloGel™" for the treatment of chronic, non-healing wounds.

Type of Business Organization

[**X**] corporation [ ] limited partnership, already formed [ ] other (please specify):
[ ] business trust [ ] limited partnership, to be formed

Month Year

Actual or Estimated Date of Incorporation or Organization: [**0**][**4**] [**9**][**8**] [**X**] Actual [ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [**D**] [**E**]

A. BASIC IDENTIFICATION DATA

---

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

---

Full Name (Last name first, if individual)
Burkett, Robert

Business or Residence Address (Number and Street, City, State, Zip Code)
19 Rock Hill Lane, Scarsdale, New York 10583

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[X] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Crews, David

Business or Residence Address (Number and Street, City, State, Zip Code)
2000 Union National Plaza, Little Rock, Arkansas 72201

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[X] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Holden, Stephen

Business or Residence Address (Number and Street, City, State, Zip Code)
718 W. Bus. Hwy 60, Dexter, Missouri 63841

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[X] Executive Officer	[ ] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Smith, Kent T.

Business or Residence Address (Number and Street, City, State, Zip Code)
13319 Seagrove St., San Diego, California 92130

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[X] Executive Officer	[ ] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Fylling, Carelyn P.

Business or Residence Address (Number and Street, City, State, Zip Code)
10952 Steamboat Loop NW, Walker, Minnesota 56484

Check Box(es) that Apply: **N/A***	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[ ] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual)
***Company's Controller (the Company does not have a financial officer at this time): Jones, Lance**

Business or Residence Address (Number and Street, City, State, Zip Code)
1523 S. Bowman Rd., Suite A, Little Rock, Arkansas 72211

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?........ Yes [ ] No [X]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual?...................... **$50,000**

3. Does the offering permit joint ownership of a single unit?.. Yes [X]* No [ ]

* Husband and wife only

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Canaccord Capital

Business or Residence Address (Number and Street, City, State, Zip Code)
#2200 – 609 Granville Street, Vancouver, BC V7Y 1H2

Name of Associated Broker or Dealer
Diane Alexander

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX] X	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
R.M. Duncan Securities

Business or Residence Address (Number and Street, City, State, Zip Code)
501 N. University, Little Rock, Arkansas 72205

Name of Associated Broker or Dealer
Stephen Blake Murchison

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [X] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Frederick Securities

Business or Residence Address (Number and Street, City, State, Zip Code)
1234 E. Juneau, Milwaukee, Wisconsin 53202

Name of Associated Broker or Dealer
Lon P. Frederick

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [X] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Frederick Securities

Business or Residence Address (Number and Street, City, State, Zip Code)
1234 E. Juneau, Milwaukee, Wisconsin 53202

Name of Associated Broker or Dealer
Paul A. Frederick

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [X] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ¨ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	**$ 5,000,000**	**$ 925,000**
[X] Common [ ] Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify).	$	$
Total	**$ 5,000,000**	**$ 925,000**

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	4	$ 925,000
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)	4	$ 925,000

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Not applicable

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ] $
Printing and Engraving Costs	**[X] $ 2,500**
Legal Fees	**[X] $ 10,000**
Accounting Fees	[ ] $
Engineering Fees	[ ] $
Sales Commissions (specify finders' fees separately) **Commissions of six percent of the sale may be paid to broker-dealers (up to fifty percent of said amount to be paid in cash). Cytomedix does not anticipate paying a commission for all of the securities sold in this offering; however, this amount assumes that a commission is paid on all sales and that the maximum amount is paid in cash.**	**[X] $150,000**
Other Expenses (identify) ______	[ ] $
Total	**[X] $162,500**

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." **$4,837,500**

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees ** **(see below)**..	[] $________	[] $________
Purchase of real estate	[] $________	[] $________
Purchase, rental or leasing and installation of machinery and equipment	[] $________	[] $________
Construction or leasing of plant buildings and facilities........	[] $________	[] $________
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[] $________	[] $________
Repayment of indebtedness	[] $________	[] $________
Working capital .... **** Could include some salaries and consulting fees to be paid in the ordinary course of business.**	[] $________	[X] $ 1,637,500
Other (specify): **Used to conduct Clinical Trials in order to obtain a national reimbursement code for Medicare and Medicaid**	[] $________	[X] $ 3,200,000
Column Totals	[] $________	[] $________
Total Payments Listed (column totals added)	[ ] $ 4,837,500	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Cytomedix, Inc.	Kent T. Smith	6/23/03
Name of Signer (Print or Type) **Kent T. Smith**	Title of Signer (Print or Type) **Chief Executive Officer**	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)